SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE, Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Reconciliation [Abstract]
Net income		$ 56,152	$ 46,435	$ 39,839
Weighted average shares outstanding (in shares)	[1]	21,977	22,894	23,412
Stock units for deferred compensation plan for non-employee directors (in shares)		121	132	128
Effect of stock options (in shares)		90	115	176
Performance share units (in shares)		33	42	53
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		22,221	23,183	23,769
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 2.56	$ 2.03	$ 1.70
Diluted (in dollars per share)		$ 2.53	$ 2.00	$ 1.68
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	0	0

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.